UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	December 31, 2010

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	58

Form 13F Information Table Value Total:	$ 3,032,241
List of Other Included Managers:

No.	13F File Number	Name

None


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                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASSCUSIP      (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------         -----------------------------------------------------------------------

Abbott Labs                      com           002824100       84742   1768766 SH     SOLE                 551036     0  1217730
Ace Ltd                          shs           H0023R105       82027   1317697 SH     SOLE                 408232     0   909465
Altria Group                     com           02209S103         357     14500 SH     SOLE                  14500     0        0
Ameriprise Financial             com           03076c106         250      4340 SH     SOLE                   4340     0        0
Amgen Inc.                       com           031162100       52674    959460 SH     SOLE                 318840     0   640620
Apache Corp.                     com           037411105       75127    630102 SH     SOLE                 196032     0   434070
AT&T Inc.                        com           00206R102         478     16276 SH     SOLE                  16276     0        0
Bank of America Corp.            com           060505104       98197   7361076 SH     SOLE                2287431     0  5073645
Berkshire Hathaway Inc.          cl a          084670108        2409        20 SH     SOLE                     20     0        0
Blackrock Muniyield Quality Fund com           09254e103         249     20000 SH     SOLE                  20000     0        0
Cameron International Group      com           13342b105       68569   1351642 SH     SOLE                 421687     0   929955
Chevron Corp.                    com           166764100      137254   1504153 SH     SOLE                 475478     0  1028675
Church & Dwight Co.              com           171340102       27907    404335 SH     SOLE                 278195     0   126140
Cisco Systems Inc.               com           17275R102       70598   3489785 SH     SOLE                1094560     0  2395225
Comcast Corp. Special Cl A       cl a spl      20030N200      102100   4906299 SH     SOLE                1655524     0  3250775
Covidien PLC                     shs           G2554F105      100855   2208829 SH     SOLE                 679580     0  1529249
CSX Corp.                        com           126408103      107451   1663070 SH     SOLE                 523475     0  1139595
CVS Caremark Corp.               com           126650100       97742   2811097 SH     SOLE                 817117     0  1993980
Devon Energy Corp.               com           25179M103      101145   1288311 SH     SOLE                 380964     0   907347
Dupont De Nemours                com           263534109         298      5977 SH     SOLE                   5977     0        0
El Paso Corporation              com           28336L109      106699   7754290 SH     SOLE                2404510     0  5349780
EMC Corporation                  com           268648102        3320    144965 SH     SOLE                      0     0   144965
Ford Motor Co.                   com par $0.01 345370860       44686   2661439 SH     SOLE                 840860     0  1820579
Freeport McMoRan Copper & Gold Incom           35671D857       34696    288915 SH     SOLE                  90990     0   197925
GlaxoSmithKline                  sponsored adr 37733W105         536     13656 SH     SOLE                  13656     0        0
Goldman Sachs Group Inc.         com           38141G104       73574    437525 SH     SOLE                 136955     0   300570
Halliburton Co.                  com           406216101       94437   2312935 SH     SOLE                 710730     0  1602205
Hewlett-Packard Co.              com           428236103      109960   2611870 SH     SOLE                 810715     0  1801155
Home Depot                       com           437076102         351     10000 SH     SOLE                  10000     0        0
Ingersoll-Rand PLC               shs           g47791101      100600   2136335 SH     SOLE                 669120     0  1467215
Intel Corp.                      com           458140100         347     16500 SH     SOLE                  16500     0        0
International Business Machines Ccom           459200101       93012    633772 SH     SOLE                 199182     0   434590
Ishares Russell 1000 Value       russell1000val464287598         367      5665 SH     SOLE                   5665     0        0
JPMorgan Chase & Co.             com           46625H100      128070   3019098 SH     SOLE                 889873     0  2129225
Kraft Foods Inc-A                cl a          50075N104         257      8152 SH     SOLE                   8152     0        0
Lowe's Cos., Inc.                com           548661107       84012   3349765 SH     SOLE                1082880     0  2266885
MasterCard Inc. Class A          cl a          57636q104       90371    403243 SH     SOLE                 112152     0   291091
McDonalds Corp.                  com           580135101         307      4000 SH     SOLE                   4000     0        0
MetLife Inc.                     com           59156R108      109758   2469805 SH     SOLE                 783505     0  1686300
Microsoft Corp.                  com           594918104         279     10000 SH     SOLE                  10000     0        0
Nike Inc - Cl B                  cl b          654106103         342      4000 SH     SOLE                   4000     0        0
Nuveen Insured Municipal Opportuncom           670984103         326     25000 SH     SOLE                  19000     0     6000
Nuveen Select Tax-Free Income Porsh ben int    67062F100         271     20000 SH     SOLE                  20000     0        0
Oracle Corp.                     com           68389X105      101526   3243652 SH     SOLE                1050872     0  2192780
Pepsico Inc.                     com           713448108         261      4000 SH     SOLE                   4000     0        0
Philip Morris International      com           718172109         410      7000 SH     SOLE                   7000     0        0
Praxair Inc.                     com           74005P104       76146    797593 SH     SOLE                 270268     0   527325
Pulte Group Inc.                 com           745867101       22616   3007390 SH     SOLE                 924125     0  2083265
Rockwell Collins Inc.            com           774341101       41728    716235 SH     SOLE                 223122     0   493113
The Walt Disney Co.              com disney    254687106         375     10000 SH     SOLE                  10000     0        0
Thermo Fisher Scientific Inc.    com           883556102       78715   1421875 SH     SOLE                 437720     0   984155
Time Warner Cable Inc.           com           88732J207        3980     60281 SH     SOLE                      0     0    60281
United Parcel Service- Cl B      cl b          911312106       81350   1120827 SH     SOLE                 347972     0   772855
United Technologies Corp.        com           913017109      105916   1345478 SH     SOLE                 423583     0   921895
UnitedHealth Group Inc.          com           91324P102       68743   1903715 SH     SOLE                 592730     0  1310985
Verizon Communications           com           92343v104         359     10040 SH     SOLE                  10040     0        0
Wells Fargo & Co.                com           949746101       71481   2306582 SH     SOLE                 721747     0  1584835
Wyndham Worldwide Corp.          com           98310W108       91628   3058341 SH     SOLE                 868055     0  2190286
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